CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 28, 2025	Dec. 29, 2024
CONSOLIDATED BALANCE SHEETS
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares outstanding	0	0
Preferred stock, shares issued	0	0
Common stock, shares par value	$ 0.002	$ 0.002
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	6,461,118	6,461,118
Common stock, shares outstanding	6,154,724	6,154,724
Treasury stock, shares	306,394	306,394